UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  124

Form 13F Information Table Value Total:  $4,634,521
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



           Form 13F File Number            Name

1          028-10748                       Oppenheimer Asset Management Inc.


                                                         FORM 13F INFORMATION TABLE




COL 1                         COL 2             COL 3      COL 4         COL 5          COL 6         COL 7          COL 8

                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  PRN CALL DISCRETION    MNGRS  SOLE      SHARED    NONE
--------------                --------------    ------     -------- --------- --- ---- -----------   -----  -----     -------   ----
AKAMAI TECHNOLOGIES INC       COM               00971T101   18,330    518,970 SH       SOLE                 518,970
AKAMAI TECHNOLOGIES INC       COM               00971T101   15,224    431,030 SH       SHARED-OTHER  1                  431,030
ALEXION PHARMACEUTICALS INC   COM               015351109   10,046    109,030 SH       SOLE                 109,030
ALEXION PHARMACEUTICALS INC   COM               015351109    8,382     90,970 SH       SHARED-OTHER  1                   90,970
AMAZON COM INC                COM               023135106   58,667    220,146 SH       SOLE                 220,146
AMAZON COM INC                COM               023135106   50,250    188,561 SH       SHARED-OTHER  1                  188,561
AMERISOURCEBERGEN CORP        COM               03073E105   39,380    765,400 SH       SOLE                 765,400
AMERISOURCEBERGEN CORP        COM               03073E105   35,480    689,600 SH       SHARED-OTHER  1                  689,600
ANALOG DEVICES INC            COM               032654105   67,291  1,447,438 SH       SOLE               1,447,438
ANALOG DEVICES INC            COM               032654105   57,932  1,246,112 SH       SHARED-OTHER  1                1,246,112
APPLE INC                     COM               037833100   62,972    142,258 SH       SOLE                 142,258
APPLE INC                     COM               037833100   54,701    123,573 SH       SHARED-OTHER  1                  123,573
ARUBA NETWORKS INC            COM               043176106   14,493    585,800 SH       SOLE                 585,800
ARUBA NETWORKS INC            COM               043176106   12,659    511,700 SH       SHARED-OTHER  1                  511,700
ASPEN TECHNOLOGY INC          COM               045327103   59,919  1,855,651 SH       SOLE               1,855,651
ASPEN TECHNOLOGY INC          COM               045327103   58,301  1,805,533 SH       SHARED-OTHER  1                1,805,533
ATMEL CORP                    COM               049513104   10,221  1,468,790 SH       SOLE               1,468,790
ATMEL CORP                    COM               049513104    8,568  1,231,210 SH       SHARED-OTHER  1                1,231,210
AUTONAVI HLDGS LTD            SPONSORED ADR     05330F106      128     11,950 SH       SOLE                  11,950
BAIDU INC                     SPON ADR REP A    056752108   21,732    247,800 SH       SOLE                 247,800
BAIDU INC                     SPON ADR REP A    056752108   17,456    199,047 SH       SHARED-OTHER  1                  199,047
BROADCOM CORP                 CL A              111320107   10,216    294,600 SH       SOLE                 294,600
BROADCOM CORP                 CL A              111320107    9,360    269,905 SH       SHARED-OTHER  1                  269,905
CABELAS INC                   COM               126804301   36,503    600,580 SH       SOLE                 600,580
CABELAS INC                   COM               126804301   34,014    559,620 SH       SHARED-OTHER  1                  559,620
CADENCE DESIGN SYSTEM INC     COM               127387108   52,379  3,760,140 SH       SOLE               3,760,140
CADENCE DESIGN SYSTEM INC     COM               127387108   46,487  3,337,153 SH       SHARED-OTHER  1                3,337,153
CARTER INC                    COM               146229109   44,333    774,100 SH       SOLE                 774,100
CARTER INC                    COM               146229109   39,717    693,500 SH       SHARED-OTHER  1                  693,500
CBS CORP NEW                  CL B              124857202   71,721  1,536,117 SH       SOLE               1,536,117
CBS CORP NEW                  CL B              124857202   64,101  1,372,910 SH       SHARED-OTHER  1                1,372,910
CHIPOTLE MEXICAN GRILL INC    COM               169656105   36,132    110,880 SH       SOLE                 110,880
CHIPOTLE MEXICAN GRILL INC    COM               169656105   31,714     97,320 SH       SHARED-OTHER  1                   97,320
CISCO SYS INC                 COM               17275R102   59,048  2,825,963 SH       SOLE               2,825,963
CISCO SYS INC                 COM               17275R102   52,277  2,501,900 SH       SHARED-OTHER  1                2,501,900
COSTCO WHSL CORP NEW          COM               22160K105   62,477    588,798 SH       SOLE                 588,798
COSTCO WHSL CORP NEW          COM               22160K105   59,074    556,722 SH       SHARED-OTHER  1                  556,722
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100      855     40,000 SH       SOLE                  40,000
DANAHER CORP DEL              COM               235851102   37,376    601,381 SH       SOLE                 601,381
DANAHER CORP DEL              COM               235851102   32,403    521,370 SH       SHARED-OTHER  1                  521,370
DOLLAR TREE INC               COM               256746108   28,440    587,233 SH       SOLE                 587,233
DOLLAR TREE INC               COM               256746108   26,025    537,378 SH       SHARED-OTHER  1                  537,378
DUNKIN BRANDS GROUP INC       COM               265504100   17,924    486,013 SH       SOLE                 486,013
DUNKIN BRANDS GROUP INC       COM               265504100   15,511    420,600 SH       SHARED-OTHER  1                  420,600
E M C CORP MASS               COM               268648102   51,053  2,137,020 SH       SOLE               2,137,020
E M C CORP MASS               COM               268648102   44,739  1,872,689 SH       SHARED-OTHER  1                1,872,689
EBAY INC                      COM               278642103  102,696  1,894,062 SH       SOLE               1,894,062
EBAY INC                      COM               278642103   88,338  1,629,250 SH       SHARED-OTHER  1                1,629,250
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A     26833A105    4,884  1,176,800 SH       SOLE               1,176,800
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A     26833A105    4,883  1,176,530 SH       SHARED-OTHER  1                1,176,530
FAIRCHILD SEMICONDUCTOR INTL  COM               303726103   20,051  1,418,000 SH       SOLE               1,418,000
FAIRCHILD SEMICONDUCTOR INTL  COM               303726103   16,993  1,201,800 SH       SHARED-OTHER  1                1,201,800
GILEAD SCIENCES INC           COM               375558103   10,595    216,480 SH       SOLE                 216,480
GILEAD SCIENCES INC           COM               375558103    8,981    183,520 SH       SHARED-OTHER  1                  183,520
GOOGLE INC                    CL A              38259P508  126,951    159,850 SH       SOLE                 159,850
GOOGLE INC                    CL A              38259P508  107,929    135,898 SH       SHARED-OTHER  1                  135,898
GUIDEWIRE SOFTWARE INC        COM               40171V100   21,772    566,400 SH       SOLE                 566,400
GUIDEWIRE SOFTWARE INC        COM               40171V100   19,491    507,040 SH       SHARED-OTHER  1                  507,040
IMPERVA INC                   COM               45321L100   17,077    443,554 SH       SOLE                 443,554
IMPERVA INC                   COM               45321L100   14,353    372,801 SH       SHARED-OTHER  1                  372,801
INFORMATICA CORP              COM               45666Q102   33,621    975,374 SH       SOLE                 975,374
INFORMATICA CORP              COM               45666Q102   30,137    874,300 SH       SHARED-OTHER  1                  874,300
INTERNET INITIATIVE JAPAN IN  SPONSORED ADR     46059T109      918     54,400 SH       SOLE                  54,400
LE GAGA HLDGS LTD             SPONSORED ADR     521168104    3,665  1,047,012 SH       SOLE               1,047,012
LE GAGA HLDGS LTD             SPONSORED ADR     521168104    2,382    680,529 SH       SHARED-OTHER  1                  680,529
MASTERCARD INC                CL A              57636Q104   36,682     67,788 SH       SOLE                  67,788
MASTERCARD INC                CL A              57636Q104   31,764     58,700 SH       SHARED-OTHER  1                   58,700
NETEASE INC                   SPONSORED ADR     64110W102   38,969    711,500 SH       SOLE                 711,500
NETEASE INC                   SPONSORED ADR     64110W102   32,596    595,149 SH       SHARED-OTHER  1                  595,149
NEWS CORP                     CL B              65248E203   41,881  1,361,533 SH       SOLE               1,361,533
NEWS CORP                     CL B              65248E203   38,924  1,265,400 SH       SHARED-OTHER  1                1,265,400
NQ MOBILE INC                 ADR REPSTG CL A   64118U108    2,705    300,200 SH       SOLE                 300,200
OMNIVISION TECHNOLOGIES INC   COM               682128103    4,768    346,284 SH       SOLE                 346,284
OMNIVISION TECHNOLOGIES INC   COM               682128103    6,248    453,716 SH       SHARED-OTHER  1                  453,716
PANERA BREAD CO               CL A              69840W108   20,787    125,800 SH       SOLE                 125,800
PANERA BREAD CO               CL A              69840W108   19,730    119,400 SH       SHARED-OTHER  1                  119,400
PRICESMART INC                COM               741511109      389      5,000 SH       SOLE                   5,000
QUALCOMM INC                  COM               747525103  175,801  2,626,254 SH       SOLE               2,626,254
QUALCOMM INC                  COM               747525103  148,026  2,211,321 SH       SHARED-OTHER  1                2,211,321
QUALYS INC                    COM               74758T303    4,754    385,277 SH       SOLE                 385,277
QUALYS INC                    COM               74758T303    4,004    324,486 SH       SHARED-OTHER  1                  324,486
RALPH LAUREN CORP             CL A              751212101   48,338    285,499 SH       SOLE                 285,499
RALPH LAUREN CORP             CL A              751212101   42,328    250,000 SH       SHARED-OTHER  1                  250,000
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102      416     45,000 SH       SOLE                  45,000
RED HAT INC                   COM               756577102   61,223  1,210,898 SH       SOLE               1,210,898
RED HAT INC                   COM               756577102   53,008  1,048,410 SH       SHARED-OTHER  1                1,048,410
SALESFORCE COM INC            COM               79466L302   14,020     78,400 SH       SOLE                  78,400
SALESFORCE COM INC            COM               79466L302   12,804     71,600 SH       SHARED-OTHER  1                   71,600
SANDISK CORP                  COM               80004C101   88,517  1,610,578 SH       SOLE               1,610,578
SANDISK CORP                  COM               80004C101   74,509  1,355,700 SH       SHARED-OTHER  1                1,355,700
SCIQUEST INC NEW              COM               80908T101    1,923     80,000 SH       SOLE                  80,000
SERVICENOW INC                COM               81762P102   25,511    704,719 SH       SOLE                 704,719
SERVICENOW INC                COM               81762P102   21,461    592,859 SH       SHARED-OTHER  1                  592,859
SILICON LABORATORIES INC      COM               826919102   38,004    918,850 SH       SOLE                 918,850
SILICON LABORATORIES INC      COM               826919102   30,531    738,189 SH       SHARED-OTHER  1                  738,189
SOHU COM INC                  COM               83408W103    9,406    189,600 SH       SOLE                 189,600
SOHU COM INC                  COM               83408W103    7,957    160,400 SH       SHARED-OTHER  1                  160,400
SYNOPSYS INC                  COM               871607107  109,821  3,060,780 SH       SOLE               3,060,780
SYNOPSYS INC                  COM               871607107   94,973  2,646,955 SH       SHARED-OTHER  1                2,646,955
TERADATA CORP DEL             COM               88076W103   21,871    373,798 SH       SOLE                 373,798
TERADATA CORP DEL             COM               88076W103   20,510    350,540 SH       SHARED-OTHER  1                  350,540
TERADYNE INC                  COM               880770102   57,001  3,514,238 SH       SOLE               3,514,238
TERADYNE INC                  COM               880770102   52,583  3,241,879 SH       SHARED-OTHER  1                3,241,879
TIBCO SOFTWARE INC            COM               88632Q103   32,312  1,598,412 SH       SOLE               1,598,412
TIBCO SOFTWARE INC            COM               88632Q103   27,631  1,366,862 SH       SHARED-OTHER  1                1,366,862
TIME WARNER INC               COM NEW           887317303   68,924  1,196,174 SH       SOLE               1,196,174
TIME WARNER INC               COM NEW           887317303   58,012  1,006,800 SH       SHARED-OTHER  1                1,006,800
TRACTOR SUPPLY CO             COM               892356106    9,413     90,400 SH       SOLE                  90,400
TRACTOR SUPPLY CO             COM               892356106    9,100     87,386 SH       SHARED-OTHER  1                   87,386
TRIPADVISOR INC               COM               896945201   46,551    886,350 SH       SOLE                 886,350
TRIPADVISOR INC               COM               896945201   41,247    785,350 SH       SHARED-OTHER  1                  785,350
TUMI HLDGS INC                COM               89969Q104   26,989  1,288,860 SH       SOLE               1,288,860
TUMI HLDGS INC                COM               89969Q104   22,834  1,090,452 SH       SHARED-OTHER  1                1,090,452
VERISK ANALYTICS INC          CL A              92345Y106   79,643  1,292,489 SH       SOLE               1,292,489
VERISK ANALYTICS INC          CL A              92345Y106   71,831  1,165,717 SH       SHARED-OTHER  1                1,165,717
VISA INC                      COM CL A          92826C839   57,845    340,584 SH       SOLE                 340,584
VISA INC                      COM CL A          92826C839   51,071    300,700 SH       SHARED-OTHER  1                  300,700
VISHAY INTERTECHNOLOGY INC    COM               928298108   20,072  1,474,820 SH       SOLE               1,474,820
VISHAY INTERTECHNOLOGY INC    COM               928298108   17,012  1,249,980 SH       SHARED-OTHER  1                1,249,980
WABCO HLDGS INC               COM               92927K102    2,294     32,500 SH       SOLE                  32,500
WYNN RESORTS LTD              COM               983134107   40,807    326,040 SH       SOLE                 326,040
WYNN RESORTS LTD              COM               983134107   32,682    261,120 SH       SHARED-OTHER  1                  261,120
XILINX INC                    COM               983919101   75,701  1,983,267 SH       SOLE               1,983,267
XILINX INC                    COM               983919101   66,079  1,731,187 SH       SHARED-OTHER  1                1,731,187

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